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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 2-64782

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                                                                 April 29, 2003
[MORGAN STANLEY LOGO]                                                Supplement
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                     SUPPLEMENT DATED APRIL 29, 2003 TO THE

             PROSPECTUS OF MORGAN STANLEY HIGH YIELD SECURITIES INC.

                            Dated September 30, 2002



The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby deleted and replaced by the following:

     The Fund's portfolio is managed by the Taxable Fixed-Income team. Current members of the team include Gordon W. Loery, an Executive Director of the Investment Manager, Joshua Givelber and Chad Liu, Vice Presidents of the Investment Manager.